OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  September 30, 2007
                                                 Estimated average burden
                                                 hours per response.....19.4



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823

                          Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2005 through August 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                    PIONEER
                            -----------------------
                                     GLOBAL
                                 SELECT EQUITY
                                      FUND

                                     Annual
                                     Report

                                    8/31/06

                              [Logo]Pioneer
                              Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            8
Prices and Distributions                                     9
Performance Update                                          10
Comparing Ongoing Fund Expenses                             13
Schedule of Investments                                     15
Financial Statements                                        20
Notes to Financial Statements                               26
Report of Independent Registered Public Accounting Firm     32
Trustees, Officers and Service Providers                    33

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------

We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

The U.S. stock market trended upward through the first week of May, then turned rather sharply downward, reaching lows around the middle of June as well as the middle of July. Since mid-July, the market has staged a rally, and through August 31, 2006, the S&P 500 Index was up 5.8% for the calendar year-to-date on a total return basis.

According to the International Monetary Fund, international economic growth in 2004-2005 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. This growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are also increasing, since we are close to full employment. This may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far, the only sign of such a slowdown has been a cooling housing market. Yet, many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effect for both consumers and investors over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

Letter

In summary, we think security market valuations remain reasonable; yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/06
--------------------------------------------------------------------------------

In the following interview, portfolio manager Piergaetano Iaccarino discusses the factors that influenced performance for the period between Pioneer Global Select Equity Fund's launch on December 15, 2005, and the end of the Fund's fiscal year on August 31, 2006.

Q: How did the Fund perform over the abbreviated annual period ended August 31, 2006?

A: The Fund's total return from December 15, 2005, through August 31, 2006 was 11.80% (Class A shares at net asset value) versus 13.42% for the MSCI World Index. For the calendar year-to-date period ended August 31, 2006, the Fund's total return on Class A shares was 11.80% versus 9.49% for the MSCI World Index. The global environment for equities was generally positive for the period of roughly eight-and-a-half months since the Fund's inception, and this was reflected in the Fund's performance.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   Can you review the Fund's overall investment approach?

A: We look at mid- and large-capitalization stocks in more than 30 countries and from that universe build a portfolio of fewer than 50 stocks. Each stock that we hold will generally be overweighted by at least one percent versus the MSCI World Index. In selecting securities for the portfolio, we look for "growth at a reasonable price," so there is a strong value component to our analysis. We try to find companies that not only are benefiting from operating efficiencies as reflected in things like increased market share and revenues, but are also using their capital efficiently. In particular, we look for strong free cash flow, because this gives a company the flexibility to buy back shares, reinvest in the business, make acquisitions, and raise dividends. Finally, we assess not only the potential price gains for each stock but also the potential for a

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     decline in price if things go wrong, and favor those stocks with the highest upside relative to their downside.

Q:   What helped and hurt the Fund's performance over the period?

A: Global equity markets advanced during the period amid solid corporate earnings growth and a generally supportive economic backdrop. The outperformance of the Fund was driven by rewarding stock selection, most notably among companies listed in the United States, France and Japan.

     In terms of sectors that helped performance, our bank holdings contributed positively, as Sumitomo Mitsui Financial Group in Japan and France's BNP Paribas and Soci-t- G-n-rale outperformed. In particular, we benefited from being overweight in both French banks, as their strong quarterly results exceeded market expectations and led earnings estimates to be upgraded. While exposure to the materials sector remained highly selective, our holding in mining company Inco was a key contributor, as its shares rose sharply after it was the subject of a hostile takeover bid. Another mining company in the Fund, Rio Tinto, benefited from the exceptional increases in commodity metal prices during the first half of 2006. Among pharmaceuticals, shares of global giant Roche enjoyed steady gains during the period. The company continues to hold a large cash position and announced its readiness for strategic alliances, helping to fuel speculation about potential acquisition activity. The share price was also supported by news that the company was seeking European Union regulatory approval for Avastin, a drug that prolongs the life of lung cancer patients. Another pharmaceutical holding, AstraZeneca, also performed well during the period with the company in the midst of a share buyback. Finally, in the technology hardware arena, our holding in imaging company Canon contributed to relative returns, as market estimates for its earnings were upgraded.

     On the other side of the ledger, the Fund's exposure to the capital goods sector constrained performance to a degree over the period. Specifically, shares of industrial equipment maker Ingersoll-Rand were held back on further news of the company's settlement costs for defending asbestos claims. Also, diversified manufacturer Tyco experienced flat returns with the release of weak profits due to the rise in global metal prices. Among diversified financial

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/06                            (continued)
--------------------------------------------------------------------------------

     firms, the underperformance of our holdings in Citibank and Merrill Lynch outweighed positive contributions from Bank of America and Credit Suisse. In energy, our exposure to ConocoPhillips proved unrewarding, as investors reacted negatively to its acquisition of Burlington Resources on the grounds that it might dilute earnings in the medium term. In addition, our exposure to Repsol YPF, a Spanish oil company, hurt performance after it unexpectedly lowered its oil reserves in the first quarter of 2006. The Bolivian government's nationalization of oil assets also dented investor sentiment toward the company in the second quarter, although the financial impact of the move was minimal.

Q:   What is your outlook, and how is it reflected in the Fund?

A: We are positioned relatively cautiously in recognition of the challenges faced by global equity markets. We see the outlook for U.S. earnings, which has been generally positive in recent years, becoming much more neutral. While equities in the aggregate continue to appear reasonably valued, we believe the potential for earnings to disappoint at the individual company level is now more elevated. Thus our preference is to hold companies where valuations are reasonable and earnings expectations are likely to be met. In this respect, we currently find more opportunities among larger companies and in areas such as consumer staples and pharmaceuticals, where valuations have the potential to be affected positively as interest rates peak.

     Going forward, we will continue to look globally for stocks that we believe are both reasonably priced and positioned to benefit from the underlying company's growth and efficient use of capital.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund is non-diversified and invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/06
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Financials                         30.8%
Consumer Discretionary             13.3%
Information Technology             12.1%
Industrials                        10.3%
Energy                             10.0%
Health Care                         9.7%
Consumer Staples                    5.0%
Telecommunication Services          3.4%
Materials                           3.0%
Utilities                           2.4%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

United States                      48.2%
United Kingdom                     13.7%
Japan                              10.7%
Germany                             6.6%
France                              6.0%
Bermuda                             4.3%
Switzerland                         3.7%
Spain                               1.9%
South Korea                         1.9%
Australia                           1.6%
Singapore                           1.4%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Citigroup, Inc.                         4.34%
 2.    Microsoft Corp.                         3.91
 3.    American International Group, Inc.      3.45
 4.    Sumitomo Mitsui Financial Group, Inc.   3.35
 5.    ConocoPhillips                          3.25
 6.    Occidental Petroleum Corp.              2.95
 7.    Astrazeneca Plc                         2.87
 8.    United Technologies Corp.               2.86
 9.    Exelon Corp.                            2.39
10.    Canon, Inc.                             2.37

* This list excluded temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

     Class   8/31/06   12/15/05
    ------- --------- ---------
     A       $11.18    $10.00
     B       $11.10    $10.00
     C       $11.10    $10.00


Distributions Per Share
--------------------------------------------------------------------------------

                    12/15/05 - 8/31/06
                    ------------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
------- ----------- --------------- --------------
   A      $-           $-              $-
   B      $-           $-              $-
   C      $-           $-              $-

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) World Index.


---------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)
                 Net Asset    Public Offering
Period          Value (NAV)     Price (POP)
Life-of-Class
(12/15/05)       11.80%           5.37%
---------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

              Pioneer Global          MSCI
              Select Equity           World
                  Fund                Index
12/31/2005      $ 9,425              $10,000
8/31/2006       $10,547              $10,989

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.


---------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)

Period                  If Held   If Redeemed
Life-of-Class
(12/15/05)              11.00%    7.00%
---------------------------------------------


[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


              Pioneer Global          MSCI
              Select Equity           World
                  Fund                Index
12/31/2005      $10,000              $10,000
8/31/2006       $10,711              $10,989

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for class B shares is 4% and declines over five years. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.


---------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)

Period                  If Held   If Redeemed
Life-of-Class
(12/15/05)              11.00%    10.00%
---------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

              Pioneer Global          MSCI
              Select Equity           World
                  Fund                Index
12/31/2005      $10,000              $10,000
8/31/2006       $11,011              $10,989

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global Select Equity Fund

Based on actual returns from March 1, 2006 through August 31, 2006


Share Class                                  A             B              C
--------------------------------------------------------------------------------
Beginning Account Value On 3/1/06        $1,000.00      $1,000.00      $1,000.00
Ending Account Value (after expenses)    $1,070.88      $1,065.26      $1,065.26
On 8/31/06
Expenses Paid During Period*             $    6.79      $   11.45      $   11.45

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20% and 2.20% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period since inception).

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global Select Equity Fund

Based on a hypothetical 5% return before expenses, reflecting the period from March 1, 2006 through August 31, 2006


Share Class                                  A             B              C
--------------------------------------------------------------------------------
Beginning Account Value On 3/1/06        $1,000.00      $1,000.00      $1,000.00
Ending Account Value (after expenses)    $1,018.65      $1,014.12      $1,014.12
On 8/31/06
Expenses Paid During Period*             $    6.61      $   11.17      $   11.17

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20% and 2.20% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period since inception).

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06
--------------------------------------------------------------------------------

Shares                                                      Value
           PREFERRED STOCK - 2.1%
           Automobiles & Components - 2.1%
           Automobile Manufacturers - 2.1%
     37    Porsche AG                                 $   38,074
                                                      ----------
           TOTAL PREFERRED STOCK
           (Cost $29,713)                             $   38,074
                                                      ----------
           COMMON STOCKS - 89.4%
           Energy - 9.1%
           Integrated Oil & Gas - 9.1%
    857    ConocoPhillips*                            $   54,360
    967    Occidental Petroleum Corp.                     49,307
  1,103    Repsol SA                                      31,724
    459    Total SA                                       30,886
                                                      ----------
                                                      $  166,277
                                                      ----------
           Total Energy                               $  166,277
                                                      ----------
           Materials - 2.8%
           Diversified Chemical - 1.0%
    219    BASF AG*                                   $   18,053
                                                      ----------
           Diversified Metals & Mining - 1.8%
    641    Rio Tinto Plc                              $   32,341
                                                      ----------
           Total Materials                            $   50,394
                                                      ----------
           Capital Goods - 9.5%
           Aerospace & Defense - 2.6%
    761    United Technologies Corp.                  $   47,722
                                                      ----------
           Construction & Farm Machinery & Heavy
           Trucks - 1.5%
    351    Deere & Co.                                $   27,413
                                                      ----------
           Industrial Conglomerates - 3.4%
    291    Siemens                                    $   24,680
  1,387    Tyco International, Ltd.                       36,270
                                                      ----------
                                                      $   60,950
                                                      ----------
           Industrial Machinery - 2.0%
    968    Ingersoll-Rand Co.*                        $   36,803
                                                      ----------
           Total Capital Goods                        $  172,888
                                                      ----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------

Shares                                                      Value
           Automobiles & Components - 1.1%
           Automobile Manufacturers - 1.1%
     400   Toyota Motor Co.                           $   21,678
                                                      ----------
           Total Automobiles & Components             $   21,678
                                                      ----------
           Consumer Durables & Apparel - 4.2%
           Apparel, Accessories & Luxury Goods - 1.6%
     620   Adidas-Salomon AG                          $   29,540
                                                      ----------
           Homebuilding - 2.6%
     400   Daito Trust Construction Co., Ltd.*        $   20,706
   3,000   Sekisui Chemical Company, Ltd.*                26,219
                                                      ----------
                                                      $   46,925
                                                      ----------
           Total Consumer Durables & Apparel          $   76,465
                                                      ----------
           Retailing - 4.7%
           Apparel Retail - 1.6%
   1,787   Gap, Inc.*                                 $   30,039
                                                      ----------
           Department Stores - 1.9%
   1,095   Next Plc                                   $   34,793
                                                      ----------
           Specialty Stores - 1.2%
     592   Office Depot, Inc.*                        $   21,809
                                                      ----------
           Total Retailing                            $   86,641
                                                      ----------
           Food & Drug Retailing - 3.7%
           Drug Retail - 1.8%
     977   CVS Corp.*                                 $   32,778
                                                      ----------
           Hypermarkets & Supercenters - 1.9%
     777   Wal-Mart Stores, Inc.                      $   34,747
                                                      ----------
           Total Food & Drug Retailing                $   67,525
                                                      ----------
           Food, Beverage & Tobacco - 0.8%
           Tobacco - 0.8%
       4   Japan Tobacco, Inc.*                       $   15,208
                                                      ----------
           Total Food, Beverage & Tobacco             $   15,208
                                                      ----------
           Health Care Equipment & Services - 1.1%
           Health Care Equipment - 1.1%
     183   Synthes, Inc.                              $   19,995
                                                      ----------
           Total Health Care Equipment & Services     $   19,995
                                                      ----------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                     Value
           Pharmaceuticals & Biotechnology - 7.8%
           Pharmaceuticals - 7.8%
     737   Astrazeneca Plc                            $   47,936
   1,089   Bristol-Myers Squibb Co.*                      23,686
   1,320   Pfizer, Inc.                                   36,379
     182   Roche Holdings AG                              33,570
                                                      ----------
                                                      $  141,571
                                                      ----------
           Total Pharmaceuticals & Biotechnology      $  141,571
                                                      ----------
           Banks - 10.7%
           Diversified Banks - 10.7%
   2,300   Barclays Plc                               $   28,828
     304   BNP Paribas SA                                 32,323
     753   Commonwealth Bank of Australia                 26,274
   2,000   Development Bank of Singapore, Ltd*            22,885
     853   Royal Bank of Scotland Group Plc               28,981
       5   Sumitomo Mitsui Financial Group, Inc.          56,028
                                                      ----------
                                                      $  195,319
                                                      ----------
           Total Banks                                $  195,319
                                                      ----------
           Diversified Financials - 9.2%
           Diversified Capital Markets - 1.6%
     520   CS Group                                   $   29,025
                                                      ----------
           Investment Banking & Brokerage - 1.8%
     455   Merrill Lynch & Co., Inc.*                 $   33,456
                                                      ----------
           Diversified Financial Services - 5.8%
     637   Bank of America Corp.                      $   32,786
   1,470   Citigroup, Inc.*                               72,545
                                                      ----------
                                                      $  105,331
                                                      ----------
           Total Diversified Financials               $  167,812
                                                      ----------
           Insurance - 8.3%
           Multi-Line Insurance - 6.8%
     902   American International Group, Inc.         $   57,566
   2,033   Aviva Plc                                      28,599
   1,017   AXA                                            37,809
                                                      ----------
                                                      $  123,974
                                                      ----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------

Shares                                                     Value
           Property & Casualty Insurance - 1.5%
   449     MBIA, Inc.*                                $   27,672
                                                      ----------
           Total Insurance                            $  151,646
                                                      ----------
           Software & Services - 5.5%
           IT Consulting & Other Services - 1.9%
 1,198     Accenture, Ltd.                            $   35,533
                                                      ----------
           Systems Software - 3.6%
 2,541     Microsoft Corp.                            $   65,278
                                                      ----------
           Total Software & Services                  $  100,811
                                                      ----------
           Technology Hardware & Equipment - 3.9%
           Electronic Equipment & Instruments - 1.7%
    92     Samsung Electronics* (A.D.R.)              $   31,268
                                                      ----------
           Office Electronics - 2.2%
   800     Canon, Inc.*                               $   39,625
                                                      ----------
           Total Technology Hardware & Equipment      $   70,893
                                                      ----------
           Semiconductors - 1.7%
           Semiconductors - 1.7%
 1,573     Intel Corp.*                               $   30,736
                                                      ----------
           Total Semiconductors                       $   30,736
                                                      ----------
           Telecommunication Services - 3.1%
           Integrated Telecommunication Services - 1. 6%
   732     BellSouth Corp.*                           $   29,808
                                                      ----------
           Wireless Telecommunication Services - 1.5%
12,266     Vodafone Group Plc*                        $   26,600
                                                      ----------
           Total Telecommunication Services           $   56,408
                                                      ----------
           Utilities - 2.2%
           Electric Utilities - 2.2%
   656     Exelon Corp.                               $   40,004
                                                      ----------
           Total Utilities                            $   40,004
                                                      ----------
           TOTAL COMMON STOCK
           (Cost $1,556,657)                          $1,632,271
                                                      ----------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                     Value
           RIGHTS/WARRANTS - 0.0%
           Materials - 0.0%
           Diversified Chemical - 0.0%
  97       Arkema Rights, Expires 12/29/06*           $      379
                                                      ----------
           TOTAL RIGHTS/WARRANTS
           (Cost $334)                                $      379
                                                      ----------
           TOTAL INVESTMENT IN SECURITIES - 91.5%
           (Cost $1,586,704) (a) (b)                  $1,670,724
                                                      ----------
           OTHER ASSETS AND LIABILITIES - 8.5%        $  155,965
                                                      ----------
           TOTAL NET ASSETS - 100.0%                  $1,826,689
                                                      ==========

*       Non-income producing security.

(A.D.R.)American Depositary Receipt

(a) Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in equity securities, is as follows:

  United States               48.2%
  United Kingdom              13.7
  Japan                       10.7
  Germany                      6.6
  France                       6.0
  Bermuda                      4.3
  Switzerland                  3.7
  Spain                        1.9
  South Korea                  1.9
  Australia                    1.6
  Singapore                    1.4
                             -----
                             100.0%
                             =====

(b) At August 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $1,588,034 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                                        $106,291
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                                         (23,601)
                                                                                --------
        Net unrealized gain                                                     $ 82,690
                                                                                ========

Purchases and sales of securities (excluding temporary cash investments) for the period ended August 31, 2006 aggregated $1,985,830 and $436,930, respectively.


The accompanying notes are an integral part of these financial statements.    19

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $1,586,704)             $1,670,724
  Cash                                                      165,713
    Dividends, interest and foreign taxes withheld            4,833
    Due from Pioneer Investment Management, Inc.             20,052
  Other                                                      13,697
                                                         ----------
     Total assets                                        $1,875,019
                                                         ----------
LIABILITIES:
  Due to affiliates                                      $    8,725
  Accrued expenses                                           39,605
                                                         ----------
     Total liabilities                                   $   48,330
                                                         ----------
NET ASSETS:
  Paid-in capital                                        $1,694,688
  Undistributed net investment income                         7,006
  Accumulated net realized gain on investments               40,967
  Net unrealized gain on investments                         84,020
  Net unrealized gain on other assets and liabilities
    denominated in foreign currencies                             8
                                                         ----------
     Total net assets                                    $1,826,689
                                                         ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $832,243/74,422 shares)              $    11.18
                                                         ==========
  Class B (based on $549,118/49,451 shares)              $    11.10
                                                         ==========
  Class C (based on $445,328/40,104 shares)              $    11.10
                                                         ==========
MAXIMUM OFFERING PRICE:
  Class A ($11.18 [divided by] 94.25%)                   $    11.86
                                                         ==========


20    The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period from 12/15/05 (Commencement of Operations) to 8/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,763)    $21,474
  Interest                                                 2,987
                                                         --------
     Total investment income                                          $ 24,461
                                                                      ---------
EXPENSES:
  Management fees                                        $ 6,825
  Transfer agent fees and expenses
    Class A                                                2,792
    Class B                                                1,654
    Class C                                                  888
  Distribution fees
    Class A                                                  864
    Class B                                                2,943
    Class C                                                2,583
  Administrative reimbursements                           10,695
  Custodian fees                                          20,984
  Professional fees                                       38,682
  Printing expense                                         6,155
  Fees and expenses of nonaffiliated trustees              5,009
  Miscellaneous                                            3,347
                                                         --------
     Total expenses                                                   $103,421
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                     (86,558)
                                                                      ---------
     Net expenses                                                     $ 16,863
                                                                      ---------
       Net investment income                                          $  7,598
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                          $40,967
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies    (2,523)     $ 38,444
                                                         --------     ---------
  Change in net unrealized gain on:
    Investments                                          $84,020
    Other assets and liabilities denominated in
     foreign currencies                                        8      $ 84,028
                                                         --------     ---------
  Net gain on investments                                             $122,472
                                                                      ---------
  Net increase in net assets resulting from operations                $130,070
                                                                      =========


The accompanying notes are an integral part of these financial statements.   21

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period from 12/15/05 (Commencement of Operations) to 8/31/06


                                                                     12/15/05
                                                                   to 8/31/06
FROM OPERATIONS:
Net investment income                                              $    7,598
Net realized gain on investments                                       38,444
Change in net unrealized gain on investments                           84,028
                                                                   ----------
    Net increase in net assets resulting from operations           $  130,070
                                                                   ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $  819,540
Cost of shares repurchased                                           (123,209
Redemption fees                                                           288
                                                                   ----------
    Net increase in net assets resulting from
     Fund share transactions                                       $  696,619
                                                                   ----------
    Net increase in net assets                                     $  826,689
NET ASSETS:
Beginning of period (initial capitalization - 100,000 shares)       1,000,000
                                                                   ----------
End of period                                                      $1,826,689
                                                                   ==========
Undistributed net investment income                                $    7,006
                                                                   ==========


                                                  '06 Shares      '06 Amount
CLASS A
Shares sold                                          52,303        $569,499
Less shares repurchased                             (11,215)       (120,171)
                                                    -------        --------
    Net increase                                     41,088        $449,328
                                                    =======        ========
CLASS B
Shares sold                                          16,299        $175,190
Less shares repurchased                                (181)         (1,964)
                                                    -------        --------
    Net increase                                     16,118        $173,226
                                                    =======        ========
CLASS C
Shares sold                                           6,870        $ 74,851
Less shares repurchased                                 (99)         (1,074)
                                                    -------        --------
    Net increase                                      6,771        $ 73,777
                                                    =======        ========


22    The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             12/15/05 (a)
                                                                  to
                                                               8/31/06
CLASS A
Net asset value, beginning of period                          $  10.00
                                                              --------
Increase from investment operations:
  Net investment income                                       $   0.07
  Net realized and unrealized gain on investments and
   foreign currency transactions                                  1.11
                                                              --------
   Net increase from investment operations                    $   1.18
                                                              --------
Net increase in net asset value                               $   1.18
                                                              --------
Net asset value, end of period                                $  11.18
                                                              ========
Total return*                                                    11.80%(b)
Ratio of net expenses to average net assets+                      1.30%**
Ratio of net investment income to average net assets+             1.42%**
Portfolio turnover rate                                             35%(b)
Net assets, end of period (in thousands)                      $    832
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                   11.05%**
  Net investment loss                                            (8.33)%**

(a)  Class A shares were first publicly offered on December 15, 2005.

(b)  Not Annualized.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.

**   Annualized.

+    Ratios with no fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   23

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             12/15/05 (a)
                                                                  to
                                                               8/31/06
CLASS B
Net asset value, beginning of period                          $  10.00
                                                              --------
Increase from investment operations:
  Net investment income                                       $   0.03
  Net realized and unrealized gain on investments and
   foreign currency transactions                                  1.07
                                                              --------
   Net increase from investment operations                    $   1.10
                                                              --------
Net increase in net asset value                               $   1.10
                                                              --------
Net asset value, end of period                                $  11.10
                                                              ========
Total return*                                                    11.00%(b)
Ratio of net expenses to average net assets+                      2.20%**
Ratio of net investment loss to average net assets+               0.45%**
Portfolio turnover rate                                             35%(b)
Net assets, end of period (in thousands)                      $    549
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                   11.40%**
  Net investment loss                                            (8.75)%**

(a)  Class B shares were first publicly offered on December 15, 2005.

(b)  Not Annualized.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.

**   Annualized.

+    Ratios with no fees paid indirectly.

24   The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             12/15/05 (a)
                                                                  to
                                                               8/31/06
CLASS C
Net asset value, beginning of period                          $  10.00
                                                              --------
Increase from investment operations:
  Net investment income                                       $   0.03
  Net realized and unrealized gain on investments and
   foreign currency transactions                                  1.07
                                                              --------
   Net increase from investment operations                    $   1.10
                                                              --------
Net increase in net asset value                               $   1.10
                                                              --------
Net asset value, end of period                                $  11.10
                                                              ========
Total return*                                                    11.00%(b)
Ratio of net expenses to average net assets+                      2.20%**
Ratio of net investment loss to average net assets+               0.45%**
Portfolio turnover rate                                             35%(b)
Net assets, end of period (in thousands)                      $    445
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                   10.98%**
  Net investment loss                                            (8.33)%**

(a)  Class C shares were first publicly offered on December 15, 2005.

(b)  Not Annualized.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.

**   Annualized.

+    Ratios with no fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Global Select Equity Fund (the Fund), is one of three portfolios comprising Pioneer Series Trust V, a Delaware statutory business trust registered under the Investment Company Act of 1940 an open-end management investment company. The Fund is non-diversified. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Prior to October 12, 2005, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The fund's investment objective is to seek long-term capital growth.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Cash equivalent securities with a remaining maturity of 60 days or less are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06                              (continued)
--------------------------------------------------------------------------------

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
   48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At August 31, 2006, the Fund reclassified $592 to decrease undistributed net investment income, $1,931 to decrease paid in capital and $2,523 to increase accumulated net realized gain on investments. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

   There were no distributions paid by the Fund during the period ended August 31, 2006.

   The following shows the components of distributable earnings on a federal income tax basis at August 31, 2006.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                                       $ 49,303
  Unrealized appreciation                                               82,698
                                                                      --------
    Total                                                             $132,001
                                                                      ========
--------------------------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market of forward currency contracts.

C. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At August 31, 2006, the Fund had no outstanding portfolio hedges.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06                              (continued)
--------------------------------------------------------------------------------

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $500 million; 0.70% of the next $500 million and 0.65% of the excess over $1 billion. For the period ended August 31, 2006, the net management fee was equivalent to 0.75% of the average daily net assets.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expenses to 1.30%, 2.20% and 2.20% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through January 1, 2009 for Class A and through January 1, 2007 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At August 31, 2006, $4,508 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $4,184 in transfer agent fees payable to PIMSS at August 31, 2006.

4. Distribution Plans and Service Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $33 in distribution fees payable to PFD at August 31, 2006.

The Fund charged a 2.0% redemption fee on shares sold within 30 days of purchase. For the year ended August 31, 2006, the Fund collected $288 in redemption fees, which are included in the Fund's capital account. Effective September 1, 2006, the Fund's 2.0% redemption fee has been eliminated.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust V and Shareowners of Pioneer Global Select Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Global Select Equity Fund (the "Fund"), one of the portfolios comprising Pioneer Series Trust V, as of August 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 15, 2005 (commencement of operations) to August 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Global Select Equity Fund at August 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period from December 15, 2005 (commencement of operations) to August 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

Boston, Massachusetts
October 13, 2006

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serves as a Trustee of each of the 89 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West each serves as Trustee of 37 of the 89 Pioneer Funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                Positions Held    Length of Service        Principal Occupation                       Other Directorships Held
Name and Age    With the Fund     and Term of Office       During Past Five Years                     by this Trustee
John F. Cogan,  Chairman of the   Trustee since 2005.      Deputy Chairman and a Director of          Chairman (until June
Jr. (80)*       Board, Trustee    Serves until a           Pioneer Global Asset Management S.p.A.     2006) and Director of
                and President     successor trustee is     ("PGAM"); Non-Executive Chairman and a     ICI Mutual Insurance
                                  elected or earlier       Director of Pioneer Investment             Company; Director
                                  retirement or removal.   Management USA Inc. ("PIM-USA");           of Harbor Global
                                                           Chairman and a Director of Pioneer;        Company, Ltd.
                                                           Chairman and Director of Pioneer
                                                           Institutional Asset Management, Inc.
                                                           (since 2006); Director of Pioneer
                                                           Alternative Investment Management
                                                           Limited (Dublin); President and a
                                                           Director of Pioneer Alternative
                                                           Investment Management (Bermuda) Limited
                                                           and affiliated funds; Director of
                                                           PIOGLOBAL Real Estate Investment Fund
                                                           (Russia) (until June 2006); Director of
                                                           Nano-C, Inc. (since 2003); Director of
                                                           Cole Investment Corporation (since
                                                           2004); Director of Fiduciary Counseling,
                                                           Inc.; President and Director of Pioneer
                                                           Funds Distributor, Inc. ("PFD") (until
                                                           May 2006); President of all of the
                                                           Pioneer Funds; and Of Counsel, Wilmer
                                                           Cutler Pickering Hale and Dorr LLP
                                                           (counsel to PIM-USA and the Pioneer
                                                           Funds)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                Positions Held    Length of Service        Principal Occupation                     Other Directorships Held
Name and Age    With the Fund     and Term of Office       During Past Five Years                   by this Trustee
Osbert M. Hood  Trustee and       Trustee since 2005.      President and Chief Executive Officer,   NONE
(54)*           Executive         Serves until a           PIM-USA since May 2003 (Director since
                Vice President    successor trustee is     January 2001; Executive Vice President
                                  elected or earlier       and Chief Operating Officer from
                                  retirement or removal.   November 2000 - May 2003); Director of
                                                           PGAM since June 2003; President and
                                                           Director of Pioneer since May 2003;
                                                           President and Director of Pioneer
                                                           Institutional Asset Management, Inc.
                                                           since February 2006; Chairman and
                                                           Director of Pioneer Investment
                                                           Management Shareholder Services, Inc.
                                                           ("PIMSS") since May 2003; Director of
                                                           PFD since May 2006; Director of Oak
                                                           Ridge Investments, L.L.C. (a registered
                                                           investment adviser in which PIM-USA owns
                                                           a minority interest) since January 2005;
                                                           Director of Vanderbilt Capital Advisors,
                                                           LLC (an institutional investment adviser
                                                           wholly-owned by PIM-USA) since June
                                                           2006; Executive Vice President of all of
                                                           the Pioneer Funds since June 2003

*Mr. Cogan and Mr. Hood are Interested Trustees because each is an officer or director of the fund's investment
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------


Name, Age                 Positions Held  Length of Service        Principal Occupation                   Other Directorships Held
and Address               With the Fund   and Term of Office       During Past Five Years                 by this Trustee
David R. Bock (62)        Trustee         Trustee since 2005.      Senior Vice President and Chief        Director of The Enterprise
3050 K Street NW,                         Serves until a           Financial Officer, I-trax, Inc.        Social Investment
Washington, DC 20007                      successor trustee is     (publicly traded health care           Company (privately-held
                                          elected or earlier       services company) (2001 - present);    affordable housing
                                          retirement or removal.   Managing Partner, Federal City         finance company);
                                                                   Capital Advisors (boutique merchant    Director of New York
                                                                   bank) (2002 to 2004); and Executive    Mortgage Trust (publicly
                                                                   Vice President and Chief Financial     traded mortgage REIT)
                                                                   Officer, Pedestal Inc.
                                                                   (internet-based mortgage trading
                                                                   company) (2000 - 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)         Trustee         Trustee since 2005.      President, Bush International          Director of Brady
3509 Woodbine Street                      Serves until a           (international financial advisory      Corporation (industrial
Chevy Chase, MD 20815                     successor trustee is     firm)                                  identification and
                                          elected or earlier                                              specialty coated material
                                          retirement or removal.                                          products manufacturer),
                                                                                                          Director of Briggs &
                                                                                                          Stratton Co. (engine
                                                                                                          manufacturer) Director
                                                                                                          of Mortgage Guaranty
                                                                                                          Insurance Corporation,
                                                                                                          and Director of UAL
                                                                                                          Corporation (airline
                                                                                                          holding company)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59) Trustee         Trustee since 2005.       Founding Director, The Winthrop       None
1001 Sherbrooke Street West,              Serves until a            Group, Inc. (consulting firm);
Montreal, Quebec, Canada                  successor trustee is      Desautels Faculty of Management,
H3A 1G5                                   elected or earlier        McGill University
                                          retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Positions Held  Length of Service        Principal Occupation During            Other Directorships Held
Name, Age and Address     With the Fund   and Term of Office       Past Five Years                        by this Trustee
Thomas J. Perna (55)      Trustee         Trustee since            Private investor (2004 - present);     Director of Quadriserv
89 Robbins Avenue,                        February, 2006.          Senior Executive Vice President,       Inc. (technology products
Berkeley Heights,                         Serves until a           The Bank of New York (financial and    for securities lending
NJ 07922                                  successor trustee is     securities services) (1986 - 2004)     industry)
                                          elected or earlier
                                          retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)  Trustee         Trustee since 2005.      President and Chief Executive          Director of New America
One Boston Place,                         Serves until a           Officer, Newbury, Piret & Company,     (closed-end investment
28th Floor,                               successor trustee is     Inc. (investment banking firm)         company)
Boston, MA 02108                          elected or earlier
                                          retirement or removal.

------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)      Trustee         Trustee since 2005.      Senior Counsel, Sullivan & Cromwell    Director, The Swiss
125 Broad Street,                         Serves until a           (law firm)                             Helvetia Fund, Inc.
New York, NY 10004                        successor trustee is                                            (closed-end investment
                                          elected or earlier                                              company)
                                          retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)        Trustee         Trustee since 2005.      President, John Winthrop & Co.,        None
One North Adgers Wharf,                   Serves until a           Inc. (private investment firm)
Charleston, SC 29401                      successor trustee is
                                          elected or earlier
                                          retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                          Positions Held  Length of Service        Principal Occupation During            Other Directorships Held
Name and Age              With the Fund   and Term of Office       Past Five Years                        by this Officer
Dorothy E. Bourassa (58)  Secretary       Since 2005. Serves       Secretary of PIM-USA; Senior Vice      None
                                          at the discretion of     President - Legal of Pioneer; and
                                          the Board.               Secretary/Clerk of most of
                                                                   PIM-USA's subsidiaries; and
                                                                   Secretary of all of the Pioneer
                                                                   Funds since September 2003
                                                                   (Assistant Secretary from November
                                                                   2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley     Assistant       Since 2005. Serves       Vice President and Senior Counsel      None
(41)                      Secretary       at the discretion of     of Pioneer since July 2002; Vice
                                          the Board.               President and Senior Counsel of
                                                                   BISYS Fund Services, Inc. (April
                                                                   2001 to June 2002); Senior Vice
                                                                   President and Deputy General
                                                                   Counsel of Funds Distributor, Inc.
                                                                   (July 2000 to April 2001), and
                                                                   Assistant Secretary of all Pioneer
                                                                   Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey     Assistant       Since July 2006.         Partner, Wilmer Cutler Pickering       None
(45)                      Secretary       Serves at the            Hale and Dorr LLP; and Assistant
                                          discretion of            Secretary of all Pioneer Funds
                                          the Board.               since July 2006.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)         Treasurer       Since 2005. Serves       Vice President - Fund Accounting,      None
                                          at the discretion of     Administration and Controllership
                                          the Board.               Services of Pioneer; and Treasurer
                                                                   of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)      Assistant       Since 2005. Serves       Deputy Treasurer of Pioneer since      None
                          Secretary       at the discretion of     2004; Treasurer and Senior Vice
                                          the Board.               President, CDC IXIS Asset
                                                                   Management Services from 2002 to
                                                                   2003; Assistant Treasurer and Vice
                                                                   President, MFS Investment
                                                                   Management from 1997 to 2002; and
                                                                   Assistant Treasurer of all of the
                                                                   Pioneer Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)     Assistant       Since 2005. Serves       Assistant Vice President - Fund        None
                          Treasurer       at the discretion of     Accounting, Administration and
                                          the Board.               Controllership Services of Pioneer;
                                                                   and Assistant Treasurer of all of
                                                                   the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Positions Held  Length of Service        Principal Occupation During            Other Directorships Held
Name and Age              With the Fund   and Term of Office       Past Five Years                        by this Officer
Gary Sullivan (48)        Assistant       Since 2005. Serves       Fund Accounting Manager-Fund           None
                          Treasurer       at the discretion of     Accounting, Administration and
                                          the Board.               Controllership Services of Pioneer;
                                                                   and Assistant Treasurer of all of
                                                                   the Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan    Assistant       Since 2005. Serves       Fund Administration Manager-Fund       None
(32)                      Treasurer       at the discretion        Accounting, Administration and
                                          of the Board.            Controllership Services since June
                                                                   2003; Assistant Vice
                                                                   President-Mutual Fund Operations of
                                                                   State Street Corporation from June
                                                                   2002 to June 2003 (formerly
                                                                   Deutsche Bank Asset Management);
                                                                   Pioneer Fund Accounting,
                                                                   Administration and Controllership
                                                                   Services (Fund Accounting Manager
                                                                   from August 1999 to May 2002); and
                                                                   Assistant Treasurer of all Pioneer
                                                                   Funds since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)   Chief           Since March 2006.        Chief Compliance Officer of Pioneer    None
                          Compliance      Serves at the            and Pioneer Funds since March 2006;
                          Officer         discretion of the        Vice President and Senior Counsel
                                          Board.                   of Pioneer since September 2004;
                                                                   and Senior Vice President and
                                                                   Counsel, State Street Research &
                                                                   Management Company (February 1998
                                                                   to September 2004)
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing
accounts, new accounts, prospectuses,
applications and service forms                                    1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                       pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------

                                    PIONEER
                             -----------------------
                                     SELECT
                                    RESEARCH
                                     GROWTH
                                      FUND

                                     Annual
                                     Report

                                     8/31/06

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                       2
Portfolio Management Discussion                                             4
Portfolio Summary                                                           8
Prices and Distributions                                                    9
Performance Update                                                         10
Comparing Ongoing Fund Expenses                                            11
Schedule of Investments                                                    13
Financial Statements                                                       19
Notes to Financial Statements                                              23
Report of Independent Registered Public Accounting Firm                    27
Trustees, Officers and Service Providers                                   28

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

The U.S. stock market trended upward through the first week of May, then turned rather sharply downward, reaching lows around the middle of June as well as the middle of July. Since mid-July, the market has staged a rally, and through August 31, 2006, the S&P 500 Index was up 5.8% for the calendar year-to-date on a total return basis.

According to the International Monetary Fund, international economic growth in 2004-2005 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. This growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are also increasing, since we are close to full employment. This may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far, the only sign of such a slowdown has been a cooling housing market. Yet, many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effect for both consumers and investors over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

Letter

In summary, we think security market valuations remain reasonable; yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/06
--------------------------------------------------------------------------------

The domestic stock market, influenced by a confluence of many investor concerns, went through an unsettled, volatile period between the commencement of operations of Pioneer Select Research Growth Fund on December 15, 2005, and the end of its fiscal year on August 31, 2006. Many different factors, from rising interest rates and higher energy costs to a slowing housing market, combined to create an unclear outlook for investors. The following is an interview with members of the team responsible for managing Pioneer Select Research Growth Fund. They are: Diego Franzin, Head of Pioneer's U.S. Quantitative Research & Management Group; Ashesh Savla, a Quantitative Research Analyst at Pioneer; and John Peckham, CFA, Head of U.S. Equity Research at Pioneer. They comment on the factors that affected the Fund's performance from its commencement of operations through August 31, 2006.

Q: How did Pioneer Select Research Growth Fund perform from its commencement of operations on December 15, 2005, and the end of its fiscal year on August 31, 2006?

A: The Fund's Class A shares had a total return of 1.80%, at net asset value, compared to a return of -1.75% for the Russell 1000 Growth Index.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that affected performance during the period?

A: The stock market performed erratically during the period as investors reacted to a variety of different economic indicators. Overall, stocks generated modest results, with value stocks outperforming growth stocks, contrary to the expectations of many observers who had anticipated a resurgence in the growth style after several years in which the value style outperformed.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Throughout the period, stock market investors reacted with a sense of uncertainty about: the outlook for inflation; the policies of the Federal Reserve Board under a new chairman; the slowing of the housing market; high energy costs; and the apparent deceleration of economic growth. Investors had expected a resurgence in corporate technology spending, but as the period progressed it became clear that corporate investments in information technology were not rising as fast as they had in the late 1990s. The information technology sector makes up the largest single component of the Russell 1000 Growth Index. Energy stocks performed particularly well during the early months of the period as commodity prices rose, but they gave up some of those gains in the closing weeks as the outlook for continued price increases became less clear. Over the course of the 71/2 months, stocks in the more defensive sectors - consumer staples, telecommunications services, utilities and health care - tended to outperformed, while more cyclical industries tended to lag.

     The Fund's superior performance to the Russell 1000 Growth Index during the period derived from stock selection. We choose our portfolio of about 50 stocks to have sector and industry weightings equal to the weightings of the Russell 1000 Growth Index. We rank the stocks using quantitative screens based on Pioneer's proprietary analysis of the superior characteristics of stocks in 17 different sectors and industries.

Q:   What types of investments had the greatest influence on results?

A: The Fund had particularly strong performance in the consumer staples, financial services and information technology sectors. Our consumer staples holdings performed well, led by Campbell Soup, whose stock rose by 25% on better-than-expected earnings results. In the financial services sector, mutual fund company Franklin Resources was a standout performer. In information technology, leading contributors included: QUALCOMM, producer of a leading wireless communication technology; Macrovision, which develops content protection technology for digitized audio and video recordings; and Oracle, which produces software systems for large enterprises. We have since sold the position in QUALCOMM.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/06                            (continued)
--------------------------------------------------------------------------------

     Results were more uneven among our health care holdings, where we had both some strong performers and some laggards. Health care stocks that did well for the Fund included AstraZeneca, a major pharmaceutical company; Laboratory Corp. of America, which provides testing services to the industry; and Vertex Pharmaceuticals. We took profits in Vertex. Health care positions that held back Fund results included HMO leader Aetna; Teva, a major generic pharmaceutical company; and biotechnology company Amgen. Other investments that tended to detract from results included Palm, manufacturer of technology for hand-held communications devices; and Dell Computer, which had disappointing earnings results. We have sold the position in Palm, but retained an investment in Dell.

     Information technology stocks comprised the largest weighting in the Fund, at 26.5% of assets, reflecting its weighting in the Russell 1000 Growth Index. Since the Fund's inception, through August 31, 2006, prominent additions to our portfolio included Campbell Soup; Franklin Resources; Caremark, a pharmacy benefit manager; Apple Computer; and Freescale, a semiconductor company that was spun off from Motorola. Positions that we sold during the period included Ross Stores, which operates department stories; investment banking firm Goldman Sachs; and Hewlett-Packard.

Q:   What is your investment outlook?

A: Over the next several months, we believe we should have a reasonably favorable environment for equity investing. Growth in the economy appears to be slowing, but we do not foresee that the economy is heading into recession. We expect a stabilization of interest rates in the coming months, with inflation held to relatively modest levels. The correction in housing may be worse than people expect, but we believe that consumers will not be dramatically affected, provided employment remains strong.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/06
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       93.0%
Depository Receipts for International Stocks              4.1%
Temporary Cash Investment                                 2.9%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                                   26.5%
Health Care                                              18.3%
Industrials                                              14.3%
Consumer Discretionary                                   13.1%
Consumer Staples                                         10.4%
Financials                                                8.7%
Energy                                                    4.0%
Materials                                                 2.5%
Utilities                                                 1.2%
Telecommunication Services                                1.0%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Microsoft Corp.                                               4.26%
 2.   Cisco Systems, Inc.                                           3.67
 3.   Amgen, Inc.                                                   3.04
 4.   Oracle Corp.                                                  3.02
 5.   Apple Computer, Inc.                                          2.93
 6.   United Technologies Corp.                                     2.91
 7.   Texas Instruments, Inc.                                       2.74
 8.   Target Corp.                                                  2.67
 9.   Praxair, Inc.                                                 2.52
10.   Dell, Inc.                                                    2.52

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

                         Class     8/31/06      12/15/05
                        -------   ---------    ---------
                           A       $10.18       $10.00


Distributions Per Share
--------------------------------------------------------------------------------

                                     12/15/05 - 8/31/06
                       --------------------------------------------------
                                         Short-Term           Long-Term
            Class       Dividends       Capital Gains       Capital Gains
           -------     -----------     ---------------     --------------
              A          $  -              $  -                $  -

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Research Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
Life-of-Class
(12/15/05)                  1.80%       -4.05%
--------------------------------------------------------------------------------


[The following data was represented as a bar chart in the printed material]

                  Pioneer          Russell
              Select Research       1000
                Growth Fund         Index
12/5/2006       9,425              10,000
8/6/2006        9,779              10,022

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Growth Fund

Based on actual returns from March 1, 2006 through August 31, 2006

Share Class                                                        A
--------------------------------------------------------------------------------
Beginning Account Value On 3/1/06                               $1,000.00
Ending Account Value On 8/31/06                                 $1,020.04
Expenses Paid During Period*                                    $    6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Growth Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from March 1, 2006 through August 31, 2006

Share Class                                                        A
--------------------------------------------------------------------------------
Beginning Account Value On 3/1/06                               $1,000.00
Ending Account Value On 8/31/06                                 $1,018.90
Expenses Paid During Period*                                    $    6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06
--------------------------------------------------------------------------------

  Shares                                                            Value
              COMMON STOCKS - 99.6%
              Energy - 3.9%
              Integrated Oil & Gas - 3.9%
158           ConocoPhillips*                                    $ 10,022
121           USX-Marathon Group, Inc.                             10,104
                                                                 --------
                                                                 $ 20,126
                                                                 --------
              Total Energy                                       $ 20,126
                                                                 --------
              Materials - 2.5%
              Industrial Gases - 2.5%
223           Praxair, Inc.                                      $ 12,802
                                                                 --------
              Total Materials                                    $ 12,802
                                                                 --------
              Capital Goods - 10.1%
              Aerospace & Defense - 4.8%
150           Northrop Grumman Corp.                             $ 10,022
235           United Technologies Corp.                            14,737
                                                                 --------
                                                                 $ 24,759
                                                                 --------
              Electrical Component & Equipment - 0.9%
100           Thomas & Betts Corp.*                              $  4,516
                                                                 --------
              Industrial Conglomerates - 4.4%
176           3M Co.                                             $ 12,619
371           Tyco International, Ltd.                              9,702
                                                                 --------
                                                                 $ 22,321
                                                                 --------
              Total Capital Goods                                $ 51,596
                                                                 --------
              Commercial Services & Supplies - 1.9%
              Diversified Commercial Services - 1.9%
137           The Dun & Bradstreet Corp.*                        $  9,632
                                                                 --------
              Total Commercial Services & Supplies               $  9,632
                                                                 --------
              Transportation - 2.2%
              Railroads - 2.2%
257           Norfolk Southern Corp.                             $ 10,982
                                                                 --------
              Total Transportation                               $ 10,982
                                                                 --------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
              Consumer Durables & Apparel - 1.8%
              Apparel, Accessories & Luxury Goods - 1.8%
244           Liz Claiborne, Inc.                                $  9,118
                                                                 --------
              Total Consumer Durables & Apparel                  $  9,118
                                                                 --------
              Consumer Services - 2.8%
              Hotels, Resorts & Cruise Lines - 1.3%
157           Carnival Corp.                                     $  6,578
                                                                 --------
              Restaurants - 1.5%
210           McDonald's Corp.                                   $  7,539
                                                                 --------
              Total Consumer Services                            $ 14,117
                                                                 --------
              Media - 2.7%
              Movies & Entertainment - 0.9%
130           Viacom, Inc. (Class B)                             $  4,719
                                                                 --------
              Publishing - 1.8%
165           McGraw-Hill Co., Inc.                              $  9,225
                                                                 --------
              Total Media                                        $ 13,944
                                                                 --------
              Retailing - 5.8%
              Apparel Retail - 1.0%
218           Ross Stores, Inc.                                  $  5,339
                                                                 --------
              Department Stores - 2.1%
167           J.C. Penney Co., Inc.*                             $ 10,528
                                                                 --------
              General Merchandise Stores - 2.7%
280           Target Corp.                                       $ 13,549
                                                                 --------
              Total Retailing                                    $ 29,416
                                                                 --------
              Food & Drug Retailing - 3.9%
              Drug Retail - 2.0%
307           CVS Corp.*                                         $ 10,300
                                                                 --------
              Food Distributors - 1.9%
305           Sysco Corp.                                        $  9,574
                                                                 --------
              Total Food & Drug Retailing                        $ 19,874
                                                                 --------
              Food, Beverage & Tobacco - 4.3%
              Packaged Foods & Meats - 2.0%
276           Campbell Soup Co.*                                 $ 10,369
                                                                 --------

14   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                            Value
              Soft Drinks - 2.3%
176           PepsiCo, Inc.                                      $ 11,489
                                                                 --------
              Total Food, Beverage & Tobacco                     $ 21,858
                                                                 --------
              Household & Personal Products - 2.2%
              Household Products - 2.2%
177           Kimberly-Clark Corp.                               $ 11,240
                                                                 --------
              Total Household & Personal Products                $ 11,240
                                                                 --------
              Health Care Equipment & Services - 7.9%
              Health Care Services - 4.1%
176           Caremark Rx, Inc.*                                 $ 10,197
158           Laboratory Corporation of America Holdings*          10,810
                                                                 --------
                                                                 $ 21,007
                                                                 --------
              Health Care Technology - 1.9%
361           IMS Health, Inc.                                   $  9,852
                                                                 --------
              Managed Health Care - 1.9%
174           Coventry Health Care, Inc.*                        $  9,438
                                                                 --------
              Total Health Care Equipment & Services             $ 40,297
                                                                 --------
              Pharmaceuticals & Biotechnology - 10.3%
              Biotechnology - 4.1%
227           Amgen, Inc.*                                       $ 15,420
223           Cubist Pharmaceuticals, Inc.*(b)                      5,232
                                                                 --------
                                                                 $ 20,652
                                                                 --------
              Pharmaceuticals - 6.2%
178           Astrazeneca Plc (A.D.R.)                           $ 11,595
497           Schering-Plough Corp.*                               10,412
276           Teva Pharmaceutical Industries, Ltd. (A.D.R.) (b)     9,594
                                                                 --------
                                                                 $ 31,601
                                                                 --------
              Total Pharmaceuticals & Biotechnology              $ 52,253
                                                                 --------
              Banks - 1.2%
              Diversified Banks - 1.2%
112           Wachovia Corp.                                     $  6,119
                                                                 --------
              Total Banks                                        $  6,119
                                                                 --------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
              Diversified Financials - 5.4%
              Asset Management & Custody Banks - 3.3%
151           Federated Investors, Inc.*                         $  5,055
118           Franklin Resources, Inc.*                            11,612
                                                                 --------
                                                                 $ 16,667
                                                                 --------
              Diversified Financial Services - 2.1%
220           Citigroup, Inc.*                                   $ 10,857
                                                                 --------
              Total Diversified Financials                       $ 27,524
                                                                 --------
              Insurance - 2.1%
              Multi-Line Insurance - 2.1%
165           American International Group, Inc.                 $ 10,530
                                                                 --------
              Total Insurance                                    $ 10,530
                                                                 --------
              Software & Services - 10.4%
              Systems Software - 10.4%
230           Macrovision Corp.*                                 $  5,354
841           Microsoft Corp.                                      21,605
980           Oracle Corp.*                                        15,337
567           Symantec Corp.*                                      10,569
                                                                 --------
                                                                 $ 52,865
                                                                 --------
              Total Software & Services                          $ 52,865
                                                                 --------
              Technology Hardware & Equipment - 11.1%
              Communications Equipment - 5.7%
846           Cisco Systems, Inc.*                               $ 18,604
463           Corning, Inc.*                                       10,297
                                                                 --------
                                                                 $ 28,901
                                                                 --------
              Computer Hardware - 5.4%
219           Apple Computer, Inc.*                              $ 14,859
566           Dell, Inc.*                                          12,763
                                                                 --------
                                                                 $ 27,622
                                                                 --------
              Total Technology Hardware & Equipment              $ 56,523
                                                                 --------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                            Value
              Semiconductors - 4.9%
              Semiconductors - 4.9%
   357        Freescale Semiconductor, Inc. (Class B)*           $ 11,035
   427        Texas Instruments, Inc.*                             13,916
                                                                 --------
                                                                 $ 24,951
                                                                 --------
              Total Semiconductors                               $ 24,951
                                                                 --------
              Telecommunication Services - 1.0%
              Integrated Telecommunication Services - 1.0%
   149        Verizon Communications, Inc.*                      $  5,241
                                                                 --------
              Total Telecommunication Services                   $  5,241
                                                                 --------
              Utilities - 1.2%
              Independent Power Producer & Energy Traders -      1.2%
    93        TXU Corp.                                          $  6,158
                                                                 --------
              Total Utilities                                    $  6,158
                                                                 --------
              TOTAL COMMON STOCKS
              (Cost $499,347)                                    $507,166
                                                                 --------
              TEMPORARY CASH INVESTMENTS - 3.0%
              Security Lending Collateral - 3.0%
15,353        Securities Lending Investment Fund, 5.23%          $ 15,353
                                                                 --------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $15,353)                                     $ 15,353
                                                                 --------
              TOTAL INVESTMENT IN SECURITIES - 102.6%
              (Cost $514,700)(a)                                 $522,519
                                                                 --------
              OTHER ASSETS AND LIABILITIES - (2.6)%              $(13,404)
                                                                 --------
              TOTAL NET ASSETS - 100.0%                          $509,115
                                                                 ========

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At August 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $514,700 was as follows:

            Aggregate gross unrealized gain for all investments in
            which there is an excess of value over tax cost            $ 29,701
            Aggregate gross unrealized loss for all investments in
            which there is an excess of tax cost over value             (21,882)
                                                                       ---------
            Net unrealized gain                                        $  7,819
                                                                       =========

The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------

(b)      At August 31, 2006, the following securities were out on loan:

  Shares   Security                                            Value
  221      Cubist Pharmaceuticals, Inc.*                     $ 5,185
  273      Teva Pharmaceutical Industries, Ltd. (A.D.R.)       9,489
                                                             -------
           Total                                             $14,674
                                                             =======

Purchases and sales of securities (excluding temporary cash investments) for the period ended August 31, 2006 aggregated $862,088 and $362,981, respectively.

18  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/06
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities, at value (including securities
    loaned of $14,674) (cost $514,700)                                  $522,519
  Cash                                                                    22,239
  Receivables -
    Dividends and foreign taxes withheld                                     733
    Due from Pioneer Investment Management, Inc.                          16,781
  Other                                                                    4,338
                                                                        --------
     Total assets                                                       $566,610
                                                                        --------
LIABILITIES:
  Payables -
    Upon return of securities loaned                                    $ 15,353
  Due to affiliates                                                        5,608
  Accrued expenses                                                        36,534
                                                                        --------
     Total liabilities                                                  $ 57,495
                                                                        --------
NET ASSETS:
  Paid-in capital                                                       $500,000
  Undistributed net investment income                                      1,056
  Accumulated net realized gain on investments                               240
  Net unrealized gain on investments                                       7,819
                                                                        --------
     Total net assets                                                   $509,115
                                                                        --------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $509,115/50,000 shares)                             $  10.18
                                                                        ========
MAXIMUM OFFERING PRICE:
  Class A ($10.18 [divided by] 94.25%)                                  $  10.80
                                                                        ========

The accompanying notes are an integral part of these financial statements.   19

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period from 12/15/05 (Commencement of Operations) to 8/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $33)         $4,789
  Interest                                                    414
  Income from securities loaned, net                          265
                                                           ------
     Total investment income                                           $ 5,468
                                                                       -------
EXPENSES:
  Management fees                                          $2,647
  Transfer agent fees and expenses                          2,382
  Administrative reimbursements                             9,411
  Custodian fees                                            9,855
  Registration fees                                             6
  Professional fees                                        38,509
  Printing expense                                          7,156
  Fees and expenses of nonaffiliated trustees               4,396
  Miscellaneous                                               996
                                                           ------
     Total expenses                                                    $75,358
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                     (70,946)
                                                                       -------
     Net expenses                                                      $ 4,412
                                                                       -------
       Net investment income                                           $ 1,056
                                                                       -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                     $   240
                                                                       -------
  Change in net unrealized gain on investments                         $ 7,819
                                                                       -------
  Net gain on investments                                              $ 8,059
                                                                       -------
  Net increase in net assets resulting from operations                 $ 9,115
                                                                       =======

20  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period from 12/15/05 (Commencement of Operations) to 8/31/06

                                                                  12/15/05
                                                                    to
                                                                   8/31/06
FROM OPERATIONS:
Net investment income                                            $  1,056
Net realized gain on investments                                      240
Change in net unrealized gain on investments                        7,819
                                                                 --------
    Net increase in net assets resulting from operations         $  9,115
                                                                 --------
NET ASSETS:
Beginning of period (initial capitalization - 50,000 shares)     $500,000
                                                                 --------
End of period                                                    $509,115
                                                                 ========
Undistributed net investment income                              $  1,056
                                                                 ========

The accompanying notes are an integral part of these financial statements.   21

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              12/15/05 (a)
                                                                 to
                                                               8/31/06
CLASS A
Net asset value, beginning of period                          $   10.00
                                                              ---------
Increase from investment operations:
  Net investment income                                       $    0.02
  Net realized and unrealized gain on investments                  0.16
                                                              ---------
Net increase from investment operations                       $    0.18
                                                              ---------
Net asset value, end of period                                $   10.18
                                                              =========
Total return*                                                      1.80%(b)
Ratio of net expenses to average net assets+                       1.25%**
Ratio of net investment income to average net assets+              0.30%**
Portfolio turnover rate                                              73%(b)
Net assets, end of period (in thousands)                      $     509
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no fees paid indirectly
   Net expenses                                                   21.63%**
   Net investment loss                                           (20.08)%**

(a)  The Fund commenced operations on December 15, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no fees paid indirectly.

22  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Select Research Growth Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Prior to December 15, 2005, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at August 31, 2006, are owned by PFD. The Fund's investment objective is long-term capital growth.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus. Please refer to that document when considering the Fund's investment risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported,

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06                              (continued)
--------------------------------------------------------------------------------

     are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of August 31, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     There were no distributions paid during the period ended August 31, 2006.

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2006:

--------------------------------------------------------------------------------

                                                                     2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                     $1,296
Undistributed long-term gain                                           -
Unrealized appreciation                                            7,819
                                                                  ------
    Total                                                         $9,115
                                                                  ======
--------------------------------------------------------------------------------

C.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06                              (continued)
--------------------------------------------------------------------------------

     Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. The management fee was equivalent to 0.75% of the average daily net assets for the period.

Through January 1, 2009, PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At August 31, 2006, $3,236 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $2,372 in transfer agent fees payable to PIMSS at August 31, 2006.

4.   Distribution Plan

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees payable to PFD at August 31, 2006.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust V and Shareowners of Pioneer Select Research Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Select Research Growth Fund (the "Fund"), one of the portfolios comprising Pioneer Series Trust V, as of August 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 15, 2005 (commencement of operations) to August 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Research Growth Fund at August 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period from December 15, 2005 (commencement of operations) to August 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
October 13, 2006

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serves as a Trustee of each of the 89 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West each serves as Trustee of 37 of the 89 Pioneer Funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held         Length of Service      Principal Occupation                    Other Directorships
Name and Age              With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
John F. Cogan, Jr. (80)*  Chairman of the        Trustee since 2005.    Deputy Chairman and a Director of       Chairman (until June
                          Board, Trustee         Serves until a         Pioneer Global Asset Management S.p.A.  2006) and Director
                          and President          successor trustee is   ("PGAM"); Non-Executive Chairman and a  of ICI Mutual
                                                 elected or earlier     Director of Pioneer Investment          Insurance Company;
                                                 retirement or removal. Management USA Inc. ("PIM-USA");        Director of Harbor
                                                                        Chairman and a Director of Pioneer;     Global Company, Ltd.
                                                                        Chairman and Director of Pioneer
                                                                        Institutional Asset Management, Inc.
                                                                        (since 2006); Director of Pioneer
                                                                        Alternative Investment Management
                                                                        Limited (Dublin); President and a
                                                                        Director of Pioneer Alternative
                                                                        Investment Management (Bermuda)
                                                                        Limited and affiliated funds; Director
                                                                        of PIOGLOBAL Real Estate Investment
                                                                        Fund (Russia) (until June 2006);
                                                                        Director of Nano-C, Inc. (since 2003);
                                                                        Director of Cole Investment
                                                                        Corporation (since 2004); Director of
                                                                        Fiduciary Counseling, Inc.; President
                                                                        and Director of Pioneer Funds
                                                                        Distributor, Inc. ("PFD") (until May
                                                                        2006); President of all of the Pioneer
                                                                        Funds; and Of Counsel, Wilmer Cutler
                                                                        Pickering Hale and Dorr LLP (counsel
                                                                        to PIM-USA and the Pioneer Funds)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held         Length of Service      Principal Occupation                    Other Directorships
Name and Age              With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
Osbert M. Hood (54)*      Trustee and            Trustee since 2005.    President and Chief Executive Officer,  None
                          Executive Vice         Serves until           PIM-USA since May 2003 (Director since
                          President              a successor trustee    January 2001; Executive Vice President
                                                 is elected or          and Chief Operating Officer from
                                                 earlier retirement     November 2000 - May 2003); Director of
                                                 or removal.            PGAM since June 2003; President and
                                                                        Director of Pioneer since May 2003;
                                                                        President and Director of Pioneer
                                                                        Institutional Asset Management, Inc.
                                                                        since February 2006; Chairman and
                                                                        Director of Pioneer Investment
                                                                        Management Shareholder Services, Inc.
                                                                        ("PIMSS") since May 2003; Director of
                                                                        PFD since May 2006; Director of Oak
                                                                        Ridge Investments, L.L.C. (a
                                                                        registered investment adviser in which
                                                                        PIM-USA owns a minority interest)
                                                                        since January 2005; Director of
                                                                        Vanderbilt Capital Advisors, LLC (an
                                                                        institutional investment adviser
                                                                        wholly-owned by PIM-USA) since June
                                                                        2006; Executive Vice President of all
                                                                        of the Pioneer Funds since June 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and             Positions Held         Length of Service      Principal Occupation                    Other Directorships
Address                   With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
David R. Bock (62)        Trustee                Trustee since 2005.    Senior Vice President and Chief         Director of The
3050 K Street NW,                                Serves until a         Financial Officer, I-trax, Inc.         Enterprise Social
Washington, DC 20007                             successor trustee is   (publicly traded health care services   Investment Company
                                                 elected or earlier     company) (2001 - present); Managing     (privately-held
                                                 retirement or removal. Partner, Federal City Capital Advisors  affordable housing
                                                                        (boutique merchant bank) (2002 to       finance company);
                                                                        2004); and Executive Vice President     Director of New York
                                                                        and Chief Financial Officer, Pedestal   Mortgage Trust
                                                                        Inc. (internet-based mortgage trading   (publicly traded
                                                                        company) (2000 - 2002)                  mortgage REIT)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)         Trustee                Trustee since 2005.    President, Bush International           Director of Brady
3509 Woodbine Street                             Serves until a         (international financial advisory       Corporation
Chevy Chase, MD 20815                            successor trustee is   firm)                                   (industrial
                                                 elected or earlier                                             identification and
                                                 retirement or removal.                                         specialty coated
                                                                                                                material products
                                                                                                                manufacturer),
                                                                                                                Director of Briggs &
                                                                                                                Stratton Co. (engine
                                                                                                                manufacturer)
                                                                                                                Director of Mortgage
                                                                                                                Guaranty Insurance
                                                                                                                Corporation, and
                                                                                                                Director of UAL
                                                                                                                Corporation (airline
                                                                                                                holding company)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W.             Trustee                Trustee since 2005.    Founding Director, The Winthrop Group,  None
Graham (59)                                      Serves until a         Inc. (consulting firm); Desautels
1001 Sherbrooke Street West,                     successor trustee is   Faculty of Management, McGill
Montreal, Quebec, Canada                         elected or earlier     University
H3A 1G5                                          retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and             Positions Held         Length of Service      Principal Occupation                    Other Directorships
Address                   With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
Thomas J. Perna (55)      Trustee                Trustee since          Private investor (2004 - present);      Director of
89 Robbins Avenue,                               February, 2006.        Senior Executive Vice President, The    Quadriserv Inc.
Berkeley Heights, NJ 07922                       Serves until a         Bank of New York (financial and         (technology products
                                                 successor trustee is   securities services) (1986 - 2004)      for securities
                                                 elected or earlier                                             lending industry)
                                                 retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)  Trustee                Trustee since 2005.    President and Chief Executive Officer,  Director of New
One Boston Place, 28th Floor,                    Serves until a         Newbury, Piret & Company, Inc.          America High Income
Boston, MA 02108                                 successor trustee is   (investment banking firm)               Fund, Inc.
                                                 elected or earlier                                             (closed-end
                                                 retirement or removal.                                         investment company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)            Trustee         Trustee since 2005.     Senior Counsel, Sullivan & Cromwell     Director, The Swiss
125 Broad Street,                               Serves until a          (law firm)                              Helvetia Fund, Inc.
New York, NY 10004                              successor trustee is                                            (closed-end
                                                elected or earlier                                              investment company)
                                                retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)              Trustee         Trustee since 2005.     President, John Winthrop & Co., Inc.    None
One North Adgers Wharf,                         Serves until a          (private investment firm)
Charleston, SC 29401                            successor trustee is
                                                elected or earlier
                                                retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held         Length of Service      Principal Occupation                  Other Directorships
Name and Age                With the Fund          and Term of Office     During Past Five Years                Held by this Officer
Dorothy E. Bourassa (58)    Secretary              Since 2005. Serves     Secretary of PIM-USA; Senior Vice     None
                                                   at the discretion of   President - Legal of Pioneer; and
                                                   Board.                 Secretary/Clerk of most of PIM-USA's
                                                                          subsidiaries; and Secretary of all
                                                                          of the Pioneer Funds since September
                                                                          2003 (Assistant Secretary from
                                                                          November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)  Assistant Secretary    Since 2005. Serves     Vice President and Senior Counsel of  None
                                                   at the discretion of   Pioneer since July 2002; Vice
                                                   Board.                 President and Senior Counsel of
                                                                          BISYS Fund Services, Inc. (April
                                                                          2001 to June 2002); Senior Vice
                                                                          President and Deputy General Counsel
                                                                          of Funds Distributor, Inc. (July
                                                                          2000 to April 2001), and Assistant
                                                                          Secretary of all Pioneer Funds since
                                                                          September 2003
------------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)  Assistant Secretary    Since July 2006.       Partner, Wilmer Cutler Pickering      None
                                                   Serves at the          Hale and Dorr LLP; and Assistant
                                                   discretion of Board.   Secretary of all Pioneer Funds since
                                                                          July 2006.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)           Treasurer              Since 2005. Serves     Vice President - Fund Accounting,     None
                                                   at the discretion of   Administration and Controllership
                                                   Board.                 Services of Pioneer; and Treasurer
                                                                          of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)        Assistant Treasurer    Since 2005. Serves     Deputy Treasurer of Pioneer since     None
                                                   at the discretion of   2004; Treasurer and Senior Vice
                                                   Board.                 President, CDC IXIS Asset Management
                                                                          Services from 2002 to 2003;
                                                                          Assistant Treasurer and Vice
                                                                          President, MFS Investment Management
                                                                          from 1997 to 2002; and Assistant
                                                                          Treasurer of all of the Pioneer
                                                                          Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)       Assistant Treasurer    Since 2005. Serves     Assistant Vice President - Fund       None
                                                   at the discretion of   Accounting, Administration and
                                                   Board.                 Controllership Services of Pioneer;
                                                                          and Assistant Treasurer of all of
                                                                          the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held         Length of Service      Principal Occupation                  Other Directorships
Name and Age                With the Fund          and Term of Office     During Past Five Years                Held by this Officer
Gary Sullivan (48)          Assistant Treasurer    Since 2005. Serves     Fund Accounting Manager - Fund        None
                                                   at the discretion      Accounting, Administration and
                                                   of Board.              Controllership Services of
                                                                          Pioneer; and Assistant Treasurer
                                                                          of all of the Pioneer Funds since
                                                                          May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32) Assistant Treasurer    Since 2005. Serves     Fund Administration Manager -         None
                                                   at the discretion      Fund Accounting, Administration
                                                   of Board.              and Controllership Services since
                                                                          June 2003; Assistant Vice
                                                                          President - Mutual Fund
                                                                          Operations of State Street
                                                                          Corporation from June 2002 to
                                                                          June 2003 (formerly Deutsche Bank
                                                                          Asset Management); Pioneer Fund
                                                                          Accounting, Administration and
                                                                          Controllership Services (Fund
                                                                          Accounting Manager from August
                                                                          1999 to May 2002); and Assistant
                                                                          Treasurer of all Pioneer Funds
                                                                          since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)     Chief Compliance       Since March 2006.      Chief Compliance Officer of           None
                            Officer                Serves at the          Pioneer and Pioneer Funds since
                                                   discretion of          March 2006; Vice President and
                                                   Board.                 Senior Counsel of Pioneer since
                                                                          September 2004; and Senior Vice
                                                                          President and Counsel, State
                                                                          Street Research & Management
                                                                          Company (February 1998 to
                                                                          September 2004)
------------------------------------------------------------------------------------------------------------------------------------

*Mr. Cogan and Mr. Hood are Interested Trustees because each is an officer or director of the Fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                 SELECT RESEARCH
                                      VALUE
                                      FUND

                                     Annual
                                     Report

                                     8/31/06

                                 [Logo] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                    2

Portfolio Management Discussion                                          4

Portfolio Summary                                                        7

Prices and Distributions                                                 8

Performance Update                                                       9

Comparing Ongoing Fund Expenses                                         10

Schedule of Investments                                                 12

Financial Statements                                                    17

Notes to Financial Statements                                           21

Report of Independent Registered Public Accounting Firm                 25

Trustees, Officers and Service Providers                                26

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

The U.S. stock market trended upward through the first week of May, then turned rather sharply downward, reaching lows around the middle of June as well as the middle of July. Since mid-July, the market has staged a rally, and through August 31, 2006, the S&P 500 Index was up 5.8% for the calendar year-to-date on a total return basis.

According to the International Monetary Fund, international economic growth in 2004-2005 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. This growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are also increasing, since we are close to full employment. This may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far, the only sign of such a slowdown has been a cooling housing market. Yet, many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effect for both consumers and investors over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

Letter

In summary, we think security market valuations remain reasonable; yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/06
--------------------------------------------------------------------------------

The domestic stock market, influenced by a confluence of many investor concerns, went through an unsettled, volatile period between the inception of Pioneer Select Research Value Fund on December 15, 2005, and the end of its fiscal year on August 31, 2006. Many different factors, from rising interest rates and higher energy costs to a slowing housing market, combined to create an unclear outlook for investors. The following is an interview with members of the team responsible for managing Pioneer Select Research Value Fund. They are:
Diego Franzin, Head of Pioneer's U.S. Quantitative Research & Management Group; Ashesh Savla, a Quantitative Research Analyst at Pioneer; and John Peckham, CFA, Head of U.S. Equity Research at Pioneer. They comment on the factors that affected the Fund's performance from its inception through August 31, 2006.

Q: How did Pioneer Select Research Value Fund perform from its inception on December 15, 2005, and the end of its fiscal year on August 31, 2006?

A: The Fund's Class A shares had a total return of 6.90%, at net asset value, compared to a return of 9.60% for the Russell 1000 Value Index.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that affected performance during the period?

A: The stock market performed erratically during the period as investors reacted to a variety of different economic indicators. Overall, stocks generated modest results, with value stocks outperforming growth stocks, contrary to the expectations of many observers who had anticipated a resurgence in the growth style after several years in which the value style outperformed.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Throughout the period, stock market investors reacted with a sense of uncertainty about: the outlook for inflation; the policies of the Federal Reserve Board under a new chairman; the slowing of the housing market; high energy costs; and the apparent deceleration of economic growth. Energy stocks performed particularly well during the early months of the period as commodity prices rose, but they gave up some of those gains in the closing weeks as the outlook for continued price increases became less clear. Over the course of the 71/2 months, stocks in the more defensive sectors - consumer staples, telecommunications services, utilities and health care - tended to outperform, while more cyclical industries tended to lag.

     The Fund's underperformance relative to the Russell 1000 Value Index derived from stock selection. We choose our portfolio of about 50 stocks to have sector and industry weightings equal to the weightings of the Russell 1000 Value Index. We rank the stocks using quantitative screens based on Pioneer's proprietary analysis of the superior characteristics of stocks in 17 different sectors and industries.

Q:   What types of investments had the greatest influence on results?

A: The best relative returns came from the Fund's investments in the energy and utilities sectors. Superior results among our energy selections came from Occidental Petroleum; Marathon Oil; and Weatherford International, an energy services company specializing in deepwater drilling operations. Holding back results, however, was the Fund's lack of any exposure to Exxon Mobil. Among our utilities holdings, some of the best gains came from Allegheny Energy, an electric utility operating in the Mid-Atlantic States; Questar, a natural-gas focused utility in several Western states; and TXU Energy, a Texas-based utility.

     Other stocks that appreciated and made positive contributions to performance included Merck, the major pharmaceutical company; Cisco Systems, the leader in providing networking technology; and BioMed Realty Trust, a real estate investment trust specializing in medical and biotechnology properties.

     Among the investments that did not help was Palm, the producer of operating systems for hand-held communications devices. Our holdings in the telecommunications services sector proved disap-

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/06                            (continued)
--------------------------------------------------------------------------------

     pointing, especially Sprint, which has had difficulty achieving the hoped-for results from its merger with Nextel. However, our investment in BellSouth, which has received a merger proposal from AT&T, was a positive. We have sold the BellSouth position at a profit to the Fund.

     Notable additions to the portfolio during the period included Chevron, Metropolitan Life, Questar and Oracle. Among those companies whose stocks we sold during the period were: Occidental Petroleum, BioMed Realty Trust, Goldman Sachs, Aetna and Vodafone.

Q:   What is your investment outlook?

A: Over the next several months, we believe we should have a reasonably favorable environment for equity investing. Growth in the economy appears to be slowing, but we do not foresee that the economy is heading into recession. We expect a stabilization of interest rates in the coming months, with inflation held to relatively modest levels. The correction in housing may be worse than people expect, but we believe that consumers will not be dramatically affected, provided employment remains strong.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/06
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material.]

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

U.S. Common Stocks                                              98.1%
Depositary Receipts for International Stocks                     1.0%
Temporary Cash Investment                                        0.9%

[The following data was represented as a pie chart in the printed material.]

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Financials                                                      36.5%
Energy                                                          13.9%
Consumer Staples                                                 8.1%
Consumer Discretionary                                           7.9%
Health Care                                                      7.2%
Industrials                                                      6.7%
Utilities                                                        6.6%
Telecommunication Services                                       6.0%
Information Technology                                           3.6%
Materials                                                        3.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Bank of America Corp.                             4.64%
 2.    Citigroup, Inc.                                   4.64
 3.    Chevron Corp.                                     4.22
 4.    ConocoPhillips                                    3.57
 5.    Verizon Communications, Inc.                      3.44
 6.    American International Group, Inc.                3.18
 7.    Altria Group, Inc.                                3.18
 8.    Wachovia Corp.                                    3.10
 9.    Merck & Co., Inc.                                 2.92
10.    Merrill Lynch & Co., Inc.                         2.82

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   8/31/06     12/15/05
-------  ---------    ---------
   A     $10.69      $10.00

Distributions Per Share
--------------------------------------------------------------------------------

                    12/15/05 - 8/31/06
                    ------------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
 -----   ---------   -------------   -------------
   A      $  -         $    -            $   -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

The index defined here pertains to the value of $10,000 Investment chart on page 10.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Research Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)
                               Net Asset    Public Offering
Period                        Value (NAV)     Price (POP)
 Life-of-Class
 (12/15/05)                      6.90%           0.75%
-----------------------------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                  Pioneer Select          Russell 1000
               Research Value Fund        Value Index
12/05                 9,425                  10,000
8/06                 10,181                  11,098

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Value Fund

Based on actual returns from March 1, 2006 through August 31, 2006

Share Class                                   A
-----------------------------------------------------
 Beginning Account Value On 3/1/06        $1,000.00
 Ending Account Value On 8/31/06          $1,040.90
 Expenses Paid During Period*             $    6.43

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Value Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from March 1, 2006 through August 31, 2006

Share Class                                  A
-----------------------------------------------------
 Beginning Account Value On 3/1/06        $1,000.00
 Ending Account Value On 8/31/06          $1,018.90
 Expenses Paid During Period*             $    6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06
--------------------------------------------------------------------------------

Shares                                                              Value
           COMMON STOCKS - 99.4%
           Energy - 13.8%
           Integrated Oil & Gas - 10.0%
   348     Chevron Corp.                                         $ 22,411
   299     ConocoPhillips*                                         18,966
   145     USX-Marathon Group, Inc.                                12,108
                                                                 --------
                                                                 $ 53,485
                                                                 --------
           Oil & Gas Drilling - 2.0%
   162     Noble Drilling Corp.                                  $ 10,593
                                                                 --------
           Oil & Gas Equipment & Services - 1.8%
   226     Weatherford International, Inc.*                      $  9,718
                                                                 --------
           Total Energy                                          $ 73,796
                                                                 --------
           Materials - 3.6%
           Aluminum - 1.5%
   272     Alcoa, Inc.*                                          $  7,776
                                                                 --------
           Diversified Chemical - 2.1%
   293     Dow Chemical Co.                                      $ 11,172
                                                                 --------
           Total Materials                                       $ 18,948
                                                                 --------
           Capital Goods - 5.1%
           Electrical Component & Equipment - 1.0%
   117     Thomas & Betts Corp.*                                 $  5,284
                                                                 --------
           Industrial Conglomerates - 4.1%
   162     3M Co.                                                $ 11,615
   400     Tyco International, Ltd.                                10,460
                                                                 --------
                                                                 $ 22,075
                                                                 --------
           Total Capital Goods                                   $ 27,359
                                                                 --------
           Transportation - 1.5%
           Railroads - 1.5%
   189     Norfolk Southern Corp.                                $  8,076
                                                                 --------
           Total Transportation                                  $  8,076
                                                                 --------
           Automobiles & Components - 0.8%
           Auto Parts & Equipment - 0.8%
    60     Johnson Controls, Inc.                                $  4,316
                                                                 --------
           Total Automobiles & Components                        $  4,316
                                                                 --------

12  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                              Value
           Consumer Durables & Apparel - 1.5%
           Apparel, Accessories & Luxury Goods - 1.5%
   209     Liz Claiborne, Inc.                                   $  7,810
                                                                 --------
           Total Consumer Durables & Apparel                     $  7,810
                                                                 --------
           Consumer Services - 1.1%
           Restaurants - 1.1%
   156     McDonald's Corp.                                      $  5,600
                                                                 --------
           Total Consumer Services                               $  5,600
                                                                 --------
           Media - 3.2%
           Movies & Entertainment - 1.1%
   153     Viacom, Inc. (Class B)                                $  5,554
                                                                 --------
           Publishing - 2.1%
   203     McGraw-Hill Co., Inc.                                 $ 11,350
                                                                 --------
           Total Media                                           $ 16,904
                                                                 --------
           Retailing - 1.3%
           Department Stores - 1.3%
   114     J.C. Penney Co., Inc.*                                $  7,187
                                                                 --------
           Total Retailing                                       $  7,187
                                                                 --------
           Food & Drug Retailing - 1.3%
           Food Distributors - 1.3%
   229     Sysco Corp.                                           $  7,188
                                                                 --------
           Total Food & Drug Retailing                           $  7,188
                                                                 --------
           Food, Beverage & Tobacco - 6.7%
           Packaged Foods & Meats - 1.5%
   150     General Mills, Inc.*                                  $  8,135
                                                                 --------
           Soft Drinks - 2.0%
   466      PepsiAmericas, Inc.*3                                $ 10,713
                                                                 --------
           Tobacco - 3.2%
   202     Altria Group, Inc.                                    $ 16,873
                                                                 --------
           Total Food, Beverage & Tobacco                        $ 35,721
                                                                 --------
           Health Care Equipment & Services - 1.5%
           Managed Health Care - 1.5%
   148     Coventry Health Care, Inc.*                           $  8,028
                                                                 --------
           Total Health Care Equipment & Services                $  8,028
                                                                 --------

 The accompanying notes are an integral part of these financial statements.  13

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
           Pharmaceuticals & Biotechnology - 5.7%
           Pharmaceuticals - 5.7%
   447     Bristol-Myers Squibb Co.*                             $  9,722
   383     Merck & Co., Inc.                                       15,531
   147     Teva Pharmaceutical Industries, Ltd. (A.D.R.) (b)        5,110
                                                                 --------
                                                                 $ 30,363
                                                                 --------
           Total Pharmaceuticals & Biotechnology                 $ 30,363
                                                                 --------
           Banks - 12.0%
           Diversified Banks - 5.8%
   446     U.S. Bancorp                                          $ 14,303
   301     Wachovia Corp.                                          16,444
                                                                 --------
                                                                 $ 30,747
                                                                 --------
           Regional Banks - 2.0%
   142     SunTrust Banks, Inc.                                  $ 10,849
                                                                 --------
           Thrifts & Mortgage Finance - 4.2%
   182     Freddie Mac                                           $ 11,575
   835     Hudson City Bancorp, Inc.*                              10,905
                                                                 --------
                                                                 $ 22,480
                                                                 --------
           Total Banks                                           $ 64,076
                                                                 --------
           Diversified Financials - 15.3%
           Asset Management & Custody Banks - 0.8%
   131     Federated Investors, Inc.*                            $  4,386
                                                                 --------
           Consumer Finance - 2.5%
   252     American Express Co.*                                 $ 13,240
                                                                 --------
           Investment Banking & Brokerage - 2.8%
   204     Merrill Lynch & Co., Inc.*                            $ 15,000
                                                                 --------
           Diversified Financial Services - 9.2%
   479     Bank of America Corp.                                 $ 24,654
   499     Citigroup, Inc.*                                        24,626
                                                                 --------
                                                                 $ 49,280
                                                                 --------
           Total Diversified Financials                          $ 81,906
                                                                 --------
           Insurance - 9.0%
           Insurance Brokers - 1.5%
   230     Aon Corp.*                                            $  7,951
                                                                 --------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                              Value
           Life & Health Insurance - 2.1%
   206     MetLife, Inc.                                         $ 11,336
                                                                 --------
           Multi-Line Insurance - 5.4%
   265     American International Group, Inc.                    $ 16,912
   139     Hartford Financial Services Group, Inc.                 11,935
                                                                 --------
                                                                 $ 28,847
                                                                 --------
           Total Insurance                                       $ 48,134
                                                                 --------
           Software & Services - 1.1%
           Systems Software - 1.1%
   384     Oracle Corp.*                                         $  6,010
                                                                 --------
           Total Software & Services                             $  6,010
                                                                 --------
           Technology Hardware & Equipment - 2.5%
           Communications Equipment - 1.6%
   378     Cisco Systems, Inc.*                                  $  8,312
                                                                 --------
           Computer Hardware - 0.9%
   343     Palm, Inc.*                                           $  4,994
                                                                 --------
           Total Technology Hardware & Equipment                 $ 13,306
                                                                 --------
           Telecommunication Services - 5.9%
           Integrated Telecommunication Services - 3.4%
   520     Verizon Communications, Inc.*                         $ 18,294
                                                                 --------
           Wireless Telecommunication Services - 2.5%
   791     Sprint Nextel Corp.                                   $ 13,384
                                                                 --------
           Total Telecommunication Services                      $ 31,678
                                                                 --------
           Utilities - 6.5%
           Electric Utilities - 2.2%
   289     Allegheny Energy, Inc.*                               $ 12,063
                                                                 --------
           Gas Utilities - 2.2%
   134     Questar Corp.                                         $ 11,596
                                                                 --------
           Independent Power Producer & Energy Traders - 2.1%
   221     NRG Energy, Inc.*                                     $ 11,190
                                                                 --------
           Total Utilities                                       $ 34,849
                                                                 --------
           TOTAL COMMON STOCKS
           (Cost $515,424)                                       $531,255
                                                                 --------

 The accompanying notes are an integral part of these financial statements.  15

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------

Shares                                                              Value
           TEMPORARY CASH INVESTMENT - 0.9%
           Security Lending Collateral - 0.9%
 5,004     Securities Lending Investment Fund, 5.23%             $  5,004
                                                                 --------
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $5,004)                                         $  5,004
                                                                 --------
           TOTAL INVESTMENT IN SECURITIES - 100.3%
           (Cost $520,428)(a)                                    $536,259
                                                                 --------
           OTHER ASSETS AND LIABILITIES - (0.3)%                 $ (1,754)
                                                                 --------
           TOTAL NET ASSETS - 100.0%                             $534,505
                                                                 ========

*    Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At August 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $520,428 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                            $  28,102
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                              (12,271)
                                                                                   ---------
       Net unrealized gain                                                         $  15,831
                                                                                   =========

(b)  At August 31, 2006, the following security was out on loan:

  Shares      Security                                              Value
     139      Teva Pharmaceutical Industries, Ltd. (A.D.R.)        $4,832

Purchases and sales of securities (excluding temporary cash investments) for the period ended August 31, 2006 aggregated $846,888 and $345,692, respectively.

16  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $4,832) (cost $520,428)                                   $536,259
  Cash                                                                    17,550
  Receivables -
    Dividends, interest and foreign taxes withheld                         1,346
    Due from Pioneer Investment Management, Inc.                          19,222
  Other                                                                    4,154
                                                                        --------
      Total assets                                                      $578,531
                                                                        --------
LIABILITIES:
  Payables -
    Upon return of securities loaned                                    $  5,004
  Due to affiliates                                                        5,615
  Accrued expenses                                                        33,407
                                                                        --------
      Total liabilities                                                 $ 44,026
                                                                        --------
NET ASSETS:
  Paid-in capital                                                       $500,000
  Undistributed net investment income                                      4,446
  Accumulated net realized gain on investments                            14,228
  Net unrealized gain on investments                                      15,831
                                                                        --------
      Total net assets                                                  $534,505
                                                                        ========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $534,505/50,000 shares)                             $  10.69
                                                                        ========
MAXIMUM OFFERING PRICE:
  Class A ($10.69 [divided by] 94.25%)                                  $  11.34
                                                                        ========

The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period from 12/15/05 (Commencement of Operations) to 8/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $19)                    $8,447
  Interest                                                               603
  Income from securities loaned, net                                       1
                                                                      ------
      Total investment income                                                        $ 9,051
                                                                                     -------
EXPENSES:
  Management fees                                                     $2,763
  Transfer agent fees and expenses                                     2,382
  Administrative reimbursements                                        9,412
  Custodian fees                                                       8,460
  Professional fees                                                   39,578
  Printing expense                                                     2,665
  Fees and expenses of nonaffiliated trustees                          4,955
  Miscellaneous                                                        1,003
                                                                      ------
      Total expenses                                                                 $71,218
      Less management fees waived and expenses
        reimbursed by Pioneer Investment Management, Inc.                            (66,613)
                                                                                     -------
      Net expenses                                                                   $ 4,605
                                                                                     -------
        Net investment income                                                        $ 4,446
                                                                                     -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                   $14,228
                                                                                     -------
  Change in net unrealized gain on investments                                       $15,831
                                                                                     -------
  Net gain on investments                                                            $30,059
                                                                                     -------
  Net increase in net assets resulting from operations                               $34,505
                                                                                     =======

18  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period from 12/15/05 (Commencement of Operations) to 8/31/06

                                                                    12/15/05
                                                                       to
                                                                     8/31/06
FROM OPERATIONS:
Net investment income                                               $  4,446
Net realized gain on investments                                      14,228
Change in net unrealized gain on investments                          15,831
                                                                    --------
    Net increase in net assets resulting from operations            $ 34,505
NET ASSETS:
Beginning of period (initial capitalization - 50,000 shares)         500,000
                                                                    --------
End of period                                                       $534,505
                                                                    ========
Undistributed net investment income                                 $  4,446
                                                                    ========

 The accompanying notes are an integral part of these financial statements.  19

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   12/15/05 (a)
                                                                       to
                                                                    8/31/06
CLASS A
Net asset value, beginning of period                                $ 10.00
                                                                    -------
Increase from investment operations:
  Net investment income                                             $  0.09
  Net realized and unrealized gain on investments                      0.60
                                                                    -------
    Net increase in net assets from investment operations           $  0.69
                                                                    -------
Net asset value, end of period                                      $ 10.69
                                                                    =======
Total return*                                                          6.90%(b)
Ratio of net expenses to average net assets+                           1.25%**
Ratio of net investment income to average net assets+                  1.21%**
Portfolio turnover rate                                                  66%(b)
Net assets, end of period (in thousands)                            $   535
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid
  indirectly
    Net expenses                                                      19.33%**
    Net investment loss                                              (16.87)%**

(a)  The Fund commenced operations on December 15, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

20  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Select Research Value Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Prior to December 15, 2005, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at August 31, 2006, are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus. Please refer to that document when considering the Fund's investment risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      (continued)
--------------------------------------------------------------------------------

     Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of August 31, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     There were no distributions paid during the period ended August 31, 2006.

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2006:

                                        2006
                                      --------
  Undistributed ordinary income       $ 18,674
  Undistributed long-term gain               -
  Unrealized appreciation               15,831
                                      --------
    Total                             $ 34,505
                                      ========

C.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      (continued)
--------------------------------------------------------------------------------

     Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion. The management fee was equivalent to 0.75% of the average daily net assets for the period.

Through January 1, 2009, PIM has agreed not to impose all or a portion of its management fee and assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At August 31, 2006, $3,236 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $2,379 in transfer agent fees payable to PIMSS at August 31, 2006.

4.   Distribution Plan

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund will pay PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees payable to PFD at August 31, 2006.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust V and the Shareowners of Pioneer Select Research Value Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Select Research Value Fund (the "Fund"), one of the portfolios comprising Pioneer Series Trust V, as of August 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 15, 2005 (commencement of operations) to August 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Research Value Fund at August 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period from December 15, 2005 (commencement of operations) to August 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                          /s/Ernst + Young LLP

Boston, Massachusetts
October 13, 2006

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serves as a Trustee of each of the 89 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West each serves as Trustee of 37 of the 89 Pioneer Funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                              Positions Held          Length of Service
Name and Age                  With the Fund           and Term of Office
John F. Cogan, Jr. (80)*      Chairman of the         Trustee since 2005.
                              Board, Trustee          Serves until a
                              and President           successor trustee is
                                                      elected or earlier
                                                      retirement or removal.

                                                                                                  Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                         by this Trustee
John F. Cogan, Jr. (80)*      Deputy Chairman and a Director of Pioneer Global Asset              Chairman (until June
                              Management S.p.A. ("PGAM"); Non-Executive Chairman                  2006) and Director of
                              and a Director of Pioneer Investment Management USA                 ICI Mutual Insurance
                              Inc. ("PIM-USA"); Chairman and a Director of Pioneer;               Company; Director
                              Chairman and Director of Pioneer Institutional Asset                of Harbor Global
                              Management, Inc. (since 2006); Director of Pioneer                  Company, Ltd.
                              Alternative Investment Management Limited (Dublin);
                              President and a Director of Pioneer Alternative Investment
                              Management (Bermuda) Limited and affiliated funds;
                              Director of PIOGLOBAL Real Estate Investment Fund
                              (Russia) (until June 2006); Director of Nano-C, Inc. (since
                              2003); Director of Cole Investment Corporation (since
                              2004); Director of Fiduciary Counseling, Inc.; President and
                              Director of Pioneer Funds Distributor, Inc. ("PFD") (until
                              May 2006); President of all of the Pioneer Funds; and Of
                              Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
                              (counsel to PIM-USA and the Pioneer Funds)
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

Pioneer Select Research Value Fund
                              Positions Held          Length of Service
Name and Age                  With the Fund           and Term of Office
Osbert M. Hood (54)*          Trustee and Executive   Trustee since 2005.
                              Vice President          Serves until a
                                                      successor trustee is
                                                      elected or earlier
                                                      retirement or removal.
                                                                                                  Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                         by this Trustee
Osbert M. Hood (54)*          President and Chief Executive Officer, PIM-USA since                None
                              May 2003 (Director since January 2001; Executive Vice
                              President and Chief Operating Officer from November
                              2000 - May 2003); Director of PGAM since June 2003;
                              President and Director of Pioneer since May 2003;
                              President and Director of Pioneer Institutional Asset
                              Management, Inc. since February 2006; Chairman and
                              Director of Pioneer Investment Management Shareholder
                              Services, Inc. ("PIMSS") since May 2003; Director of
                              PFD since May 2006; Director of Oak Ridge Investments,
                              L.L.C. (a registered investment adviser in which PIM-USA
                              owns a minority interest) since January 2005; Director of
                              Vanderbilt Capital Advisors, LLC (an institutional investment adviser wholly-owned by PIM-USA) since June 2006;
                              Executive Vice President of all of the Pioneer Funds since
                              June 2003
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                              Positions Held          Length of Service
Name, Age and Address         With the Fund           and Term of Office
David R. Bock (62)            Trustee                 Trustee since 2005.
3050 K Street NW,                                     Serves until a
Washington, DC 20007                                  successor trustee is
                                                      elected or earlier
                                                      retirement or removal.
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)             Trustee                 Trustee since 2005.
3509 Woodbine Street                                  Serves until a
Chevy Chase, MD 20815                                 successor trustee is
                                                      elected or earlier
                                                      retirement or removal.
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)     Trustee                 Trustee since 2005.
1001 Sherbrooke Street West,                          Serves until a
Montreal, Quebec, Canada                              successor trustee is
H3A 1G5                                               elected or earlier
                                                      retirement or removal.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Other Directorships Held
Name, Age and Address         Principal Occupation During Past Five Years                         by this Trustee
David R. Bock (62)            Senior Vice President and Chief Financial Officer, I-trax, Inc.     Director of The Enterprise
3050 K Street NW,             (publicly traded health care services company) (2001 -              Social Investment
Washington, DC 20007          present); Managing Partner, Federal City Capital Advisors           Company (privately-held
                              (boutique merchant bank) (2002 to 2004); and Executive              affordable housing
                              Vice President and Chief Financial Officer, Pedestal Inc.           finance company);
                              (internet-based mortgage trading company) (2000 - 2002)             Director of New York
                                                                                                  Mortgage Trust (publicly
                                                                                                  traded mortgage REIT)
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)             President, Bush International (international financial              Director of Brady
3509 Woodbine Street          advisory firm)                                                      Corporation (industrial
Chevy Chase, MD 20815                                                                             identification and
                                                                                                  specialty coated material
                                                                                                  products manufacturer),
                                                                                                  Director of Briggs &
                                                                                                  Stratton Co. (engine
                                                                                                  manufacturer) Director
                                                                                                  of Mortgage Guaranty
                                                                                                  Insurance Corporation,
                                                                                                  and Director of UAL
                                                                                                  Corporation (airline
                                                                                                  holding company)
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)     Founding Director, The Winthrop Group, Inc. (consulting             None
1001 Sherbrooke Street West,  firm); Desautels Faculty of Management, McGill University
Montreal, Quebec, Canada
H3A 1G5
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                              Positions Held          Length of Service
Name, Age and Address         With the Fund           and Term of Office
Thomas J. Perna (55)          Trustee                 Trustee since
89 Robbins Avenue,                                    February, 2006.
Berkeley Heights, NJ 07922                            Serves until a
                                                      successor trustee is
                                                      elected or earlier
                                                      retirement or removal.
-----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)      Trustee                 Trustee since 2005.
One Boston Place, 28th Floor,                         Serves until a
Boston, MA 02108                                      successor trustee is
                                                      elected or earlier
                                                      retirement or removal.
-----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)          Trustee                 Trustee since 2005.
125 Broad Street,                                     Serves until a
New York, NY 10004                                    successor trustee is
                                                      elected or earlier
                                                      retirement or removal.
-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)            Trustee                 Trustee since 2005.
One North Adgers Wharf,                               Serves until a
Charleston, SC 29401                                  successor trustee is
                                                      elected or earlier
                                                      retirement or removal.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Other Directorships Held
Name, Age and Address         Principal Occupation During Past Five Years                         by this Trustee
Thomas J. Perna (55)          Private investor (2004 - present); Senior Executive Vice            Director of Quadriserv
89 Robbins Avenue,            President, The Bank of New York (financial and securities           Inc. (technology products
Berkeley Heights, NJ 07922    services) (1986 - 2004)                                             for securities lending
                                                                                                  industry)
-----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)      President and Chief Executive Officer, Newbury, Piret &             Director of New America
One Boston Place, 28th Floor, Company, Inc. (investment banking firm)                             High Income Fund, Inc.
Boston, MA 02108                                                                                  (closed-end investment
                                                                                                  company)
-----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)          Senior Counsel, Sullivan & Cromwell (law firm)                      Director, The Swiss
125 Broad Street,                                                                                 Helvetia Fund, Inc.
New York, NY 10004                                                                                (closed-end investment
                                                                                                  company)
-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)            President, John Winthrop & Co., Inc. (private                       None
One North Adgers Wharf,       investment firm)
Charleston, SC 29401
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              Positions Held          Length of Service
Name and Age                  With the Fund           and Term of Office
Dorothy E. Bourassa (58)      Secretary               Since 2005. Serves
                                                      at the discretion of
                                                      Board.
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)    Assistant Secretary     Since 2005. Serves
                                                      at the discretion of
                                                      Board.
-----------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)    Assistant Secretary     Since July 2006.
                                                      Serves at the
                                                      discretion of Board.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)             Treasurer               Since 2005. Serves
                                                      at the discretion of
                                                      Board.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)          Assistant Treasurer     Since 2005. Serves
                                                      at the discretion of
                                                      Board.
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)         Assistant Treasurer     Since 2005. Serves
                                                      at the discretion of
                                                      Board.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                         by this Officer
Dorothy E. Bourassa (58)      Secretary of PIM-USA; Senior Vice President - Legal of              None
                              Pioneer; and Secretary/Clerk of most of PIM-USA's
                              subsidiaries; and Secretary of all of the Pioneer Funds
                              since September 2003 (Assistant Secretary from
                              November 2000 to September 2003)
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)    Vice President and Senior Counsel of Pioneer since July             None
                              2002; Vice President and Senior Counsel of BISYS Fund
                              Services, Inc. (April 2001 to June 2002); Senior Vice
                              President and Deputy General Counsel of Funds
                              Distributor, Inc. (July 2000 to April 2001), and Assistant
                              Secretary of all Pioneer Funds since September 2003
-----------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)    Partner, Wilmer Cutler Pickering Hale and Dorr LLP; and             None
                              Assistant Secretary of all Pioneer Funds since July 2006.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)             Vice President - Fund Accounting, Administration and                None
                              Controllership Services of Pioneer; and Treasurer of
                              all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)          Deputy Treasurer of Pioneer since 2004; Treasurer and               None
                              Senior Vice President, CDC IXIS Asset Management
                              Services from 2002 to 2003; Assistant Treasurer and Vice
                              President, MFS Investment Management from 1997 to
                              2002; and Assistant Treasurer of all of the Pioneer Funds
                              since November 2004
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)         Assistant Vice President - Fund Accounting, Administration          None
                              and Controllership Services of Pioneer; and Assistant
                              Treasurer of all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held
Name and Age                 With the Fund
Gary Sullivan (48)           Assistant Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32)  Assistant Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)      Chief Compliance Officer
-----------------------------------------------------------------------------------------------------------------------------------

                             Length of Service                                                                 Other Directorships
Name and Age                 and Term of Office    Principal Occupation During Past Five Years                 Held By This Officer
Gary Sullivan (48)           Since 2005. Serves    Fund Accounting Manager - Fund Accounting,                  None
                             at the discretion     Administration and Controllership Services of Pioneer;
                             of Board.             and Assistant Treasurer of all of the Pioneer Funds
                                                   since May 2002
-----------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32)  Since 2005. Serves    Fund Administration Manager - Fund Accounting,              None
                             at the discretion     Administration and Controllership Services since June
                             of Board.             2003; Assistant Vice President - Mutual Fund Operations
                                                   of State Street Corporation from June 2002 to June 2003
                                                   (formerly Deutsche Bank Asset Management); Pioneer
                                                   Fund Accounting, Administration and Controllership
                                                   Services (Fund Accounting Manager from August 1999 to
                                                   May 2002); and Assistant Treasurer of all Pioneer Funds
                                                   since September 2003
-----------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)      Since March 2006.     Chief Compliance Officer of Pioneer and Pioneer             None
                             Serves at the         Funds since March 2006; Vice President and Senior Counsel
                             discretion of Board.  of Pioneer since September 2004; and Senior Vice President and Counsel, State Street Research & Management
                                                   Company (February 1998 to September 2004)
-----------------------------------------------------------------------------------------------------------------------------------

*Mr. Cogan and Mr. Hood are Interested Trustees because each is an officer or director of the Fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address            ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.





ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Series, including fees associated with the filings of its Form N-1A, totaled approximately $70,875 in 2006 and approximately $0 in 2005.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2006 or 2005.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $22,545 in 2006 and $0 in 2005.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended August 31, 2006 and 2005.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended August 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $22,545 in 2006 and $0 in 2005.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 31, 2006

* Print the name and title of each signing officer under his or her signature.